LORD ABBETT AFFILIATED FUND

LORD ABBETT DEVELOPING GROWTH FUND

LORD ABBETT MID CAP STOCK FUND

LORD ABBETT RESEARCH FUND

Lord Abbett Dividend Growth Fund

Lord Abbett Growth Opportunities Fund

Lord Abbett Small Cap Value Fund

LORD ABBETT SECURITIES TRUST

Lord Abbett Focused Growth Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Growth Leaders Fund

Lord Abbett Micro Cap Growth Fund

Lord Abbett Value Opportunities Fund

LORD ABBETT SERIES FUND

Lord Abbett Developing Growth Portfolio

Lord Abbett Dividend Growth Portfolio

Lord Abbett Fundamental Equity Portfolio

Lord Abbett Growth and Income Portfolio

Lord Abbett Growth Opportunities Portfolio

Lord Abbett Mid Cap Stock Portfolio

Supplement dated February 10, 2025 to all currently effective

Summary Prospectuses and Prospectuses for the aforementioned Funds

Effective February 10, 2025, the Principal Investment Strategies for each Fund listed above will be revised as follows. Please review this important information carefully.

The first sentence of the fourth paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” relating to the Lord Abbett Fundamental Equity Fund, Lord Abbett Fundamental Equity Portfolio, and Lord Abbett Micro Cap Growth Fund will be replaced with the following:

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

The first sentence of the third paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” for each of the remaining Fund’s will be replaced with the following:

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Corresponding changes will be made in the Fund Summary section for each Fund.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus.

Please retain this document for your future reference.